Shareholder's capital - Performance Stock Units (Detail) - Performance share units - CAD CAD / shares in Units, CAD in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Number of awards
Beginning balance, Shares	440,086	66,195
Granted, Shares	212,250	407,962
Exercised, Shares	(41,131)	(22,665)
Forfeited, Shares	(47,089)	(11,406)
Ending balance, Shares	564,116	440,086	66,195
Exercisable, Shares	157,972
Weighted average grant-date fair value
Beginning balance (CAD per share)	CAD 6.57	CAD 6.57
Granted (CAD per share)	9.72	8.22
Exercised (CAD per share)	6.86	6.13
Forfeited (CAD per share)	8.30	8.22
Ending balance (CAD per share)	7.59	CAD 6.57	CAD 6.57
Exercisable (CAD per share)	CAD 8.22
Additional Disclosures
Outstanding, Weighted average remaining contractual term	1 year 7 months 17 days	1 year 9 months 22 days	7 months 13 days
Granted, Weighted average remaining contractual term	2 years 7 months 13 days	3 years
Outstanding, aggregate intrinsic value	CAD 6,155	CAD 4,242	CAD 486
Granted, aggregate intrinsic value	0	3,333
Exercised, aggregate intrinsic value	381	(185)
Forfeited, aggregate intrinsic value	0	CAD (93)
Exercisable, aggregate intrinsic value	CAD 1,723